CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents [text block]

15) CASH AND CASH EQUIVALENTS

	Thousands of U.S. dollars
	2018	2019
Deposits held at call	100,706	96,978
Short-term financial investments	32,820	27,728
Total	133,526	124,706

“Short-term financial investments” comprises short-term fixedincome securities in Brazil, which mature in less than 90 days and accrue interest pegged to the CDI.